Risks Arising from Financial Instruments - Summary of Carrying Amount of Fixed Rate Interest-Bearing Financial Liabilities and Fair Value (Detail) - Fixed interest rate [member] - USD ($)
$ in Millions
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of interest bearing financial instruments [line items]
Carrying amount	$ (88,248)	$ (94,602)
Fair value	(108,932)	(118,536)
Australian Dollar [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(335)	(846)
Fair value	(389)	(964)
Brazilian Real [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(486)	(578)
Fair value	(486)	(578)
Canadian Dollar [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(628)	(613)
Fair value	(662)	(633)
Euro [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(22,778)	(26,092)
Fair value	(26,232)	(29,809)
Pound Sterling [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(3,707)	(3,655)
Fair value	(4,223)	(4,301)
US Dollar [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(59,850)	(62,340)
Fair value	(76,473)	(81,771)
Other currency [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(464)	(479)
Fair value	$ (467)	$ (480)